Balance Sheet Components - Schedule of Other Current Liabilities (Details) - USD ($) $ in Millions	Sep. 30, 2024	Mar. 31, 2024
Other Current Liabilities [Line Items]
Employee related payroll taxes and payables	$ 192	$ 674
Accrued expenses and fees	105	83
Electronic design automation liabilities	57	40
Trade payables	34	26
Customer deposits	7	7
Finance lease liabilities	5	5
Total other current liabilities	400	835
Related Parties
Other Current Liabilities [Line Items]
Trade payables	12	7
Total other current liabilities	$ 12	$ 7